iShares
®
Paris-Aligned Climate MSCI USA ETF
Schedule of Investments
(unaudited)
November 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .4%
Axon Enterprise, Inc.
(a)
..................... 15,506 $ 3,564,364
L3Harris Technologies, Inc. .................. 9,783 1,866,694
5,431,058
a
Automobiles  —  3 .0%
Lucid Group, Inc.
(b)
........................ 677,100 2,857,362
Rivian Automotive, Inc. , Class A
(b)
.............. 273,933 4,591,117
Tesla, Inc.
(a)
............................. 155,839 37,413,827
44,862,306
a
Banks  —  1 .3%
JPMorgan Chase & Co. .................... 108,154 16,880,676
M&T Bank Corp. ......................... 8,870 1,136,868
U.S. Bancorp ........................... 32,212 1,227,922
19,245,466
a
Beverages  —  1 .1%
Brown-Forman Corp. , Class B , NVS ............ 186,632 10,962,764
Keurig Dr Pepper, Inc. ..................... 44,663 1,410,011
Monster Beverage Corp.
(a)
................... 84,464 4,658,189
17,030,964
a
Biotechnology  —  1 .9%
AbbVie, Inc. ............................ 66,671 9,493,284
Alnylam Pharmaceuticals, Inc.
(a)
............... 10,280 1,729,610
Amgen, Inc. ............................ 13,539 3,650,656
Biogen, Inc.
(a)
........................... 6,726 1,574,422
BioMarin Pharmaceutical, Inc. ................ 15,430 1,405,364
Exact Sciences Corp.
(a)
..................... 6,363 407,232
Moderna, Inc.
(a)
.......................... 6,417 498,601
Neurocrine Biosciences, Inc.
(a)
................ 5,890 686,715
Regeneron Pharmaceuticals, Inc.
(a)
............. 4,855 3,999,598
Seagen, Inc. ............................ 4,653 992,066
Vertex Pharmaceuticals, Inc.
(a)
................ 11,173 3,964,292
28,401,840
a
Broadline Retail  —  3 .9%
Amazon.com, Inc.
(a)
....................... 345,869 50,528,002
eBay, Inc. .............................. 53,027 2,174,637
Etsy, Inc.
(a)
............................. 13,830 1,048,453
MercadoLibre, Inc.
(a)
....................... 2,672 4,329,869
58,080,961
a
Building Products  —  0 .1%
Allegion PLC ............................ 10,369 1,100,047
Fortune Brands Innovations, Inc. .............. 2,848 194,889
1,294,936
a
Capital Markets  —  3 .9%
Ameriprise Financial, Inc. ................... 1,694 598,846
Bank of New York Mellon Corp. (The) ........... 56,533 2,731,675
BlackRock, Inc.
(c)
......................... 9,706 7,291,438
Cboe Global Markets, Inc. ................... 10,418 1,898,055
Charles Schwab Corp. (The) ................. 99,561 6,105,081
CME Group, Inc. , Class A ................... 26,912 5,876,504
FactSet Research Systems, Inc. ............... 3,981 1,805,224
Intercontinental Exchange, Inc. ............... 34,080 3,879,667
KKR & Co., Inc. .......................... 21,104 1,600,527
MarketAxess Holdings, Inc. .................. 3,126 750,615
Moody's Corp. ........................... 19,508 7,119,640
Nasdaq, Inc. ............................ 30,178 1,685,140
Northern Trust Corp. ....................... 17,390 1,378,158
Raymond James Financial, Inc. ............... 2,503 263,191
S&P Global, Inc. ......................... 29,915 12,439,554
Security Shares Value
a
Capital Markets (continued)
SEI Investments Co. ....................... 26,599 $ 1,560,563
T Rowe Price Group, Inc. ................... 17,109 1,713,124
Tradeweb Markets, Inc. , Class A ............... 2,873 278,394
58,975,396
a
Chemicals  —  1 .4%
Albemarle Corp. ......................... 4,389 532,254
Sherwin-Williams Co. (The) .................. 74,786 20,850,337
21,382,591
a
Commercial Services & Supplies  —  0 .6%
Cintas Corp. ............................ 7,463 4,128,905
Copart, Inc.
(a)
........................... 49,755 2,498,696
Rollins, Inc. ............................. 65,836 2,682,159
9,309,760
a
Communications Equipment  —  1 .7%
Arista Networks, Inc.
(a)
..................... 3,683 809,192
Cisco Systems, Inc. ....................... 244,471 11,827,507
F5, Inc.
(a)
.............................. 7,395 1,265,950
Juniper Networks, Inc. ..................... 171,923 4,891,210
Motorola Solutions, Inc. .................... 20,436 6,598,171
25,392,030
a
Construction & Engineering  —  0 .1%
AECOM ............................... 15,193 1,350,050
a
Consumer Finance  —  0 .4%
American Express Co. ..................... 27,364 4,672,950
Discover Financial Services .................. 13,397 1,245,921
5,918,871
a
Consumer Staples Distribution & Retail  —  0 .1%
Dollar General Corp. ...................... 13,274 1,740,487
a
Distributors  —  0 .0%
Pool Corp. ............................. 797 276,814
a
Diversified REITs  —  0 .0%
WP Carey, Inc. .......................... 8,435 524,994
a
Electric Utilities  —  1 .3%
Edison International ....................... 284,237 19,041,037
a
Electrical Equipment  —  0 .4%
AMETEK, Inc. ........................... 17,693 2,746,484
Rockwell Automation, Inc. ................... 10,854 2,989,626
5,736,110
a
Electronic Equipment, Instruments & Components  —  0 .8%
Amphenol Corp. , Class A ................... 20,988 1,909,698
CDW Corp. ............................. 18,958 3,997,863
Keysight Technologies, Inc.
(a)
................. 17,515 2,380,113
TE Connectivity Ltd. ....................... 6,060 793,860
Teledyne Technologies, Inc. .................. 2,541 1,023,922
Trimble, Inc. ............................ 36,770 1,706,128
11,811,584
a
Entertainment  —  1 .2%
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS ................................ 15,864 1,009,902
Netflix, Inc.
(a)
............................ 18,397 8,719,626
Take-Two Interactive Software, Inc. ............. 2,624 415,117
Walt Disney Co. (The)
(a)
.................... 76,553 7,095,698
17,240,343
a

Schedule of Investments
(unaudited) (continued)
November 30, 2023
iShares
®
Paris-Aligned Climate MSCI USA ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Financial Services  —  3 .9%
Berkshire Hathaway, Inc. , Class B
(a)
............ 22,309 $ 8,031,240
Fidelity National Information Services, Inc. ........ 11,246 659,465
Fiserv, Inc.
(a)
............................ 29,965 3,913,728
FleetCor Technologies, Inc.
(a)
................. 5,234 1,258,777
Global Payments, Inc. ..................... 11,452 1,333,471
Jack Henry & Associates, Inc. ................ 1,275 202,330
Mastercard, Inc. , Class A .................... 34,700 14,359,901
PayPal Holdings, Inc.
(a)
..................... 37,393 2,154,211
Visa, Inc. , Class A ........................ 103,416 26,544,819
58,457,942
a
Food Products  —  0 .4%
Darling Ingredients, Inc. .................... 118,274 5,188,680
Hershey Co. (The) ........................ 5,432 1,020,782
6,209,462
a
Ground Transportation  —  0 .6%
Old Dominion Freight Line, Inc. ............... 9,027 3,512,044
Uber Technologies, Inc.
(a)
................... 17,997 1,014,671
U-Haul Holding Co. , Series N , NVS ............. 25,981 1,406,871
Union Pacific Corp. ....................... 15,166 3,416,445
9,350,031
a
Health Care Equipment & Supplies  —  3 .2%
Align Technology, Inc.
(a)
..................... 2,417 516,755
Baxter International, Inc. .................... 4,169 150,417
Becton Dickinson & Co. .................... 8,781 2,073,896
Boston Scientific Corp.
(a)
.................... 69,908 3,907,158
Cooper Companies, Inc. (The) ................ 4,835 1,629,008
Dexcom, Inc.
(a)
.......................... 17,825 2,059,144
Edwards Lifesciences Corp.
(a)
................ 124,704 8,443,708
Hologic, Inc.
(a)
........................... 20,386 1,453,522
IDEXX Laboratories, Inc.
(a)
................... 16,228 7,559,327
Insulet Corp.
(a)
........................... 3,267 617,757
Intuitive Surgical, Inc.
(a)
..................... 13,443 4,178,622
Medtronic PLC .......................... 68,047 5,394,086
ResMed, Inc. ........................... 11,419 1,801,119
Stryker Corp. ........................... 17,209 5,099,543
Teleflex, Inc. ............................ 3,608 814,289
Zimmer Biomet Holdings, Inc. ................ 12,789 1,487,489
47,185,840
a
Health Care Providers & Services  —  1 .9%
Elevance Health, Inc. ...................... 10,694 5,127,666
Humana, Inc. ........................... 6,018 2,917,887
Laboratory Corp. of America Holdings ........... 1,491 323,413
Quest Diagnostics, Inc. ..................... 3,669 503,497
UnitedHealth Group, Inc. .................... 35,477 19,617,717
28,490,180
a
Health Care REITs  —  0 .6%
Healthpeak Properties, Inc. .................. 276,489 4,788,789
Ventas, Inc. ............................ 24,897 1,141,279
Welltower, Inc. ........................... 30,834 2,747,309
8,677,377
a
Health Care Technology  —  0 .1%
Veeva Systems, Inc. , Class A
(a)
............... 6,440 1,122,556
a
Hotels, Restaurants & Leisure  —  2 .5%
Airbnb, Inc. , Class A
(a)
...................... 22,764 2,876,004
Booking Holdings, Inc.
(a)
.................... 144 450,101
Chipotle Mexican Grill, Inc.
(a)
................. 834 1,836,676
Hilton Worldwide Holdings, Inc. ............... 7,434 1,245,344
Marriott International, Inc. , Class A ............. 6,225 1,261,807
McDonald's Corp. ........................ 71,101 20,039,106
Security Shares Value
a
Hotels, Restaurants & Leisure (continued)
Starbucks Corp. .......................... 57,990 $ 5,758,407
Vail Resorts, Inc. ......................... 656 142,555
Wynn Resorts Ltd. ........................ 4,274 360,811
Yum! Brands, Inc. ........................ 24,825 3,116,779
37,087,590
a
Household Durables  —  0 .2%
Garmin Ltd. ............................. 23,378 2,857,727
a
Household Products  —  0 .1%
Church & Dwight Co., Inc. ................... 11,410 1,102,548
Clorox Co. (The) ......................... 2,478 355,222
1,457,770
a
Industrial REITs  —  1 .1%
Prologis, Inc. ............................ 138,056 15,866,776
a
Insurance  —  3 .5%
Aflac, Inc. .............................. 102,316 8,462,557
Allstate Corp. (The) ....................... 15,984 2,203,714
American Financial Group, Inc. ............... 28,083 3,212,415
Arch Capital Group Ltd.
(a)
................... 50,429 4,220,403
Arthur J Gallagher & Co. .................... 3,780 941,220
Brown & Brown, Inc. ....................... 37,661 2,814,783
Chubb Ltd. ............................. 26,758 6,139,088
Cincinnati Financial Corp. ................... 18,384 1,889,691
Erie Indemnity Co. , Class A , NVS .............. 4,608 1,362,309
Globe Life, Inc. .......................... 8,908 1,096,842
Hartford Financial Services Group, Inc. (The) ...... 30,793 2,406,781
Markel Group, Inc.
(a)
....................... 1,880 2,705,489
Marsh & McLennan Companies, Inc. ............ 28,558 5,695,036
MetLife, Inc. ............................ 37,459 2,383,516
Progressive Corp. (The) .................... 28,254 4,634,504
Willis Towers Watson PLC ................... 8,621 2,123,352
52,291,700
a
Interactive Media & Services  —  5 .1%
Alphabet, Inc. , Class A
(a)
.................... 102,389 13,569,614
Alphabet, Inc. , Class C , NVS
(a)
................ 262,334 35,131,770
Match Group, Inc.
(a)
....................... 11,829 383,023
Meta Platforms, Inc. , Class A
(a)
................ 82,934 27,131,858
Pinterest, Inc. , Class A
(a)
.................... 13,692 466,486
Snap, Inc. , Class A , NVS
(b)
.................. 25,120 347,410
77,030,161
a
IT Services  —  1 .5%
Accenture PLC , Class A .................... 21,125 7,037,583
Gartner, Inc.
(a)
........................... 886 385,268
International Business Machines Corp. .......... 79,165 12,552,402
Okta, Inc. , Class A ........................ 3,173 212,750
Snowflake, Inc. , Class A .................... 880 165,158
VeriSign, Inc.
(a)
.......................... 9,075 1,925,715
22,278,876
a
Life Sciences Tools & Services  —  2 .2%
Avantor, Inc.
(b)
........................... 7,639 161,794
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 2,085 635,758
Bio-Techne Corp. ......................... 56,385 3,546,617
Danaher Corp. .......................... 26,829 5,991,184
Illumina, Inc.
(a)
........................... 11,701 1,192,917
IQVIA Holdings, Inc.
(a)
...................... 1,571 336,351
Mettler-Toledo International, Inc.
(a)
............. 3,026 3,304,180
Repligen Corp.
(b)
......................... 8,939 1,405,658
Revvity, Inc. ............................ 22,458 1,996,516
Thermo Fisher Scientific, Inc. ................. 19,229 9,532,969
Waters Corp.
(a)
.......................... 1,395 391,451

iShares
®
Paris-Aligned Climate MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Life Sciences Tools & Services (continued)
West Pharmaceutical Services, Inc. ............ 10,928 $ 3,833,105
32,328,500
a
Machinery  —  2 .5%
Fortive Corp. ............................ 59,711 4,118,865
Graco, Inc. ............................. 7,972 643,978
IDEX Corp. ............................. 22,224 4,482,136
Illinois Tool Works, Inc. ..................... 22,629 5,480,970
Ingersoll Rand, Inc. ....................... 24,870 1,776,464
Pentair PLC ............................ 35,406 2,285,103
Westinghouse Air Brake Technologies Corp. ....... 2,975 346,766
Xylem, Inc. ............................. 170,588 17,933,917
37,068,199
a
Media  —  0 .9%
Charter Communications, Inc. , Class A
(a)
......... 6,402 2,561,632
Comcast Corp. , Class A .................... 104,976 4,397,445
Fox Corp. , Class A , NVS .................... 11,900 351,526
Fox Corp. , Class B ........................ 19,033 526,453
Liberty Broadband Corp. , Class C , NVS .......... 36,646 3,046,016
Liberty Media Corp.-Liberty SiriusXM , Series C , NVS . 37,201 1,004,055
Sirius XM Holdings, Inc.
(b)
................... 270,613 1,266,469
Trade Desk, Inc. (The) , Class A
(a)
.............. 12,325 868,419
14,022,015
a
Mortgage Real Estate Investment Trusts (REITs)  —  0 .0%
Annaly Capital Management, Inc. .............. 8,357 151,011
a
Office REITs  —  0 .6%
Alexandria Real Estate Equities, Inc. ............ 26,330 2,880,502
Boston Properties, Inc. ..................... 103,155 5,872,614
8,753,116
a
Personal Care Products  —  0 .0%
Estee Lauder Companies, Inc. (The) , Class A ...... 4,587 585,714
a
Pharmaceuticals  —  6 .1%
Bristol-Myers Squibb Co. .................... 129,067 6,373,329
Catalent, Inc.
(a)
.......................... 12,960 503,496
Eli Lilly & Co. ........................... 45,226 26,730,375
Jazz Pharmaceuticals PLC .................. 9,944 1,175,679
Johnson & Johnson ....................... 108,631 16,800,871
Merck & Co., Inc. ......................... 130,528 13,376,509
Pfizer, Inc. ............................. 272,460 8,301,856
Royalty Pharma PLC , Class A ................ 103,730 2,807,971
Zoetis, Inc. , Class A ....................... 89,018 15,726,810
91,796,896
a
Professional Services  —  1 .0%
Automatic Data Processing, Inc. ............... 19,390 4,458,149
Booz Allen Hamilton Holding Corp. , Class A ....... 6,746 844,127
Equifax, Inc.
(b)
........................... 7,270 1,582,752
Paychex, Inc. ........................... 33,376 4,070,871
Paycom Software, Inc. ..................... 814 147,871
Robert Half, Inc. ......................... 7,020 575,499
SS&C Technologies Holdings, Inc. ............. 2,709 152,408
Verisk Analytics, Inc. ....................... 10,158 2,452,446
14,284,123
a
Real Estate Management & Development  —  0 .2%
CoStar Group, Inc.
(a)
....................... 34,680 2,879,827
Zillow Group, Inc. , Class C , NVS
(a) (b)
............ 3,707 151,765
3,031,592
a
Residential REITs  —  0 .7%
AvalonBay Communities, Inc. ................ 41,495 7,176,145
Equity Residential ........................ 28,963 1,646,257
Security Shares Value
a
Residential REITs (continued)
Essex Property Trust, Inc. ................... 7,595 $ 1,621,229
Sun Communities, Inc. ..................... 1,512 195,562
10,639,193
a
Retail REITs  —  0 .6%
Realty Income Corp. ....................... 85,644 4,621,350
Regency Centers Corp. .................... 28,406 1,783,329
Simon Property Group, Inc. .................. 16,952 2,117,135
8,521,814
a
Semiconductors & Semiconductor Equipment  —  9 .3%
Advanced Micro Devices, Inc.
(a)
............... 65,016 7,877,339
Analog Devices, Inc. ....................... 56,054 10,279,182
Broadcom, Inc. .......................... 20,296 18,788,616
Enphase Energy, Inc.
(a)
..................... 63,817 6,446,793
First Solar, Inc. .......................... 60,424 9,533,699
Intel Corp. ............................. 172,344 7,703,777
KLA Corp. .............................. 5,774 3,144,636
Marvell Technology, Inc. .................... 78,006 4,347,274
NVIDIA Corp. ........................... 114,257 53,437,999
QUALCOMM, Inc. ........................ 54,716 7,061,100
Skyworks Solutions, Inc. .................... 5,639 546,588
Texas Instruments, Inc. ..................... 61,697 9,421,749
138,588,752
a
Software  —  12 .6%
Adobe, Inc.
(a)
............................ 21,266 12,993,739
ANSYS, Inc.
(a)
........................... 3,180 932,885
Autodesk, Inc.
(a)
.......................... 8,479 1,852,068
Fortinet, Inc.
(a)
........................... 27,862 1,464,427
Intuit, Inc. .............................. 17,478 9,987,978
Microsoft Corp. .......................... 305,272 115,670,613
Oracle Corp. ............................ 76,985 8,946,427
Palo Alto Networks, Inc.
(a)
................... 12,849 3,791,611
Roper Technologies, Inc. .................... 5,488 2,953,916
Salesforce, Inc.
(a)
......................... 41,083 10,348,808
ServiceNow, Inc.
(a)
........................ 21,537 14,768,782
Splunk, Inc. ............................ 16,447 2,492,378
Tyler Technologies, Inc. ..................... 1,427 583,415
Workday, Inc. , Class A ..................... 5,564 1,506,286
Zoom Video Communications, Inc. , Class A ....... 9,618 652,389
188,945,722
a
Specialized REITs  —  3 .8%
American Tower Corp. ..................... 21,598 4,509,230
Crown Castle, Inc. ........................ 19,389 2,273,942
Digital Realty Trust, Inc. .................... 157,844 21,905,590
Equinix, Inc. ............................ 12,253 9,986,318
Extra Space Storage, Inc. ................... 11,265 1,466,365
Public Storage ........................... 15,023 3,887,352
SBA Communications Corp. , Class A ............ 5,468 1,350,377
VICI Properties, Inc. ....................... 405,438 12,118,542
57,497,716
a
Specialty Retail  —  1 .7%
Burlington Stores, Inc. ..................... 1,934 327,987
Home Depot, Inc. (The) .................... 43,890 13,759,076
Lowe's Companies, Inc. .................... 7,336 1,458,617
Ross Stores, Inc. ......................... 20,058 2,615,162
TJX Companies, Inc. (The) .................. 66,099 5,823,983
Ulta Beauty, Inc.
(a)
........................ 3,662 1,559,975
25,544,800
a
Technology Hardware, Storage & Peripherals  —  8 .1%
Apple, Inc. ............................. 638,232 121,232,168
a

Schedule of Investments
(unaudited) (continued)
November 30, 2023
iShares
®
Paris-Aligned Climate MSCI USA ETF
(Percentages shown are based on Net Assets)

Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Textiles, Apparel & Luxury Goods  —  0 .4%
Lululemon Athletica, Inc.
(a)
................... 8,607 $ 3,845,608
Nike, Inc. , Class B ........................ 18,071 1,992,689
5,838,297
a
Trading Companies & Distributors  —  0 .2%
Fastenal Co. ............................ 58,411 3,502,908
a
Water Utilities  —  0 .6%
American Water Works Co., Inc. ............... 68,220 8,994,125
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,374,338,495 ) ............................... 1,492,738,247
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.54%
(c) (d) (e)
...................... 9,595,893 $ 9,600,690
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.34%
(c) (d)
............................ 2,873,157 2,873,157
a
Total Short-Term Securities — 0.8%
(Cost: $ 12,470,178 ) ................................. 12,473,847
Total Investments — 100.6%
(Cost: $ 1,386,808,673 ) ............................... 1,505,212,094
Liabilities in Excess of Other Assets — ( 0 .6 ) % ............... (8,976,808)
Net Assets — 100.0% ................................. $ 1,496,235,286
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/23
  Shares Held
at 11/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 18,112,745 $ — $ (8,514,681)
(a)
$ 1,388 $ 1,238 $ 9,600,690 9,595,893 $ 102,462
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 2,674,081 199,076
(a)
— — — 2,873,157 2,873,157 32,686 —
BlackRock, Inc. .. 6,798,741 132,929 (128,797) 15,280 473,285 7,291,438 9,706 48,125 —
$ 16,668 $ 474,523
$ 19,765,285
$ 183,273 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ....................................................... 12 12/15/23 $ 1,592 $ 28,133
E-Mini NASDAQ 100 Index ............................................................... 7 12/15/23 2,238 103,581
$ 131,714

iShares
®
Paris-Aligned Climate MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2023

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,492,738,247 $ — $ — $ 1,492,738,247
Short-Term Securities
Money Market Funds ...................................... 12,473,847 — — 12,473,847
$ 1,505,212,094 $ — $ — $ 1,505,212,094
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 131,714 $ — $ — $ 131,714
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares